EQUITY-BASED COMPENSATION (cont.) (Details Narrative) - Visiox Pharmaceuticals, Inc. [Member] - USD ($)			12 Months Ended
	Dec. 02, 2022	Dec. 02, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Value Appreciation Rights Awards Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			57,003
Equity-based compensation cost			$ 617,818
Remaining weighted average period			8 years 5 months 23 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues					3,592,865
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	8.33%	33.34%
Equity-based compensation costs			$ 1,151,359	$ 1,151,359
Equity-based compensation cost				$ 985,353
Remaining weighted average period				11 months 1 day
Restricted Stock Units (RSUs) [Member] | Michael Derby [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		801,436
Restricted Stock Units (RSUs) [Member] | Zachary Rome [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		801,435
Restricted Stock Units (RSUs) [Member] | Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		358,851
Value Appreciation Rights [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation cost			$ 403,603	$ 237,167